May 4, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Freedom Variable Annuity 2 Contract (“Registrant”) File No. 333-128079, 811-02091

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the registrant certifies the form of Prospectus for Principal Freedom Variable Annuity 2 Contract that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the
Registrant's most recent post-effective amendment to its registration statement on Form N-4. That post-effective amendment (#5) was filed electronically with the Securities and Exchange Commission on April 27, 2011 (Accession #0000898745-11-000205).

If you have any questions regarding this filing, please call me at 515-362-2384.

Sincerely,

/s/ Jeffrey M. Pierick
Counsel

JMP/neb